Schedule of Investments – IQ Real Return ETF

July 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 10.0%

Gold Fund — 0.2%
Invesco DB Gold Fund*	2,764	$144,243
Japanese Yen Fund — 8.7%
Invesco CurrencyShares Japanese Yen Trust*(a)	54,206	4,650,332
Oil Fund — 1.1%
Invesco DB Oil Fund*	44,375	580,425
Total Exchange Traded Vehicles
(Cost $5,395,922)		5,375,000
Investment Companies — 89.8%
Emerging Equity Funds — 0.8%
iShares MSCI Emerging Markets ETF(a)	2,251	116,152
Vanguard FTSE Emerging Markets ETF(a)	5,894	301,242
Total Emerging Equity Funds		417,394

U.S. Large Cap Core Funds — 9.5%
iShares Core S&P 500 ETF	5,021	2,211,248
SPDR S&P 500 ETF Trust(a)	6,572	2,881,888
Total U.S. Large Cap Core Funds		5,093,136

U.S. Long Term Treasury Bond Fund — 2.6%
iShares 20+ Year Treasury Bond ETF(a)	9,130	1,365,118

U.S. Medium Term Treasury Bond Funds — 7.5%
iShares 3-7 Year Treasury Bond ETF(a)	10,198	1,343,484
iShares 7-10 Year Treasury Bond ETF(a)	22,966	2,703,328
Total U.S. Medium Term Treasury Bond Funds		4,046,812

U.S. REITS Funds — 0.1%
iShares U.S. Real Estate ETF	70	7,470
Vanguard Real Estate ETF(a)	395	41,985
Total U.S. REITS Funds		49,455

U.S. Ultra Short Term Bond Funds — 69.3%
Goldman Sachs Access Treasury 0-1 Year ETF	14,545	1,455,809
Invesco Treasury Collateral ETF	5,329	563,115
IQ Ultra Short Duration ETF†	269,660	13,356,260
iShares Short Treasury Bond ETF(a)	108,679	12,007,943
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	107,197	9,804,238
Total U.S. Ultra Short Term Bond Funds		37,187,365

Total Investment Companies
(Cost $47,637,958)		48,159,280
Short-Term Investments — 8.3%
Money Market Funds — 8.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	4,329,357	4,329,357
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	112,929	112,929
Total Short-Term Investments
(Cost $4,442,286)		4,442,286
Total Investments — 108.1%
(Cost $57,476,166)		57,976,566
Other Assets and Liabilities, Net — (8.1)%		(4,335,810)
Net Assets — 100.0%		$53,640,756

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $15,873,085; total market value of collateral held by the Fund was $16,250,764. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $11,921,407.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Real Return ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total

Asset Valuation Inputs
Investments in Securities:(d)
Exchange Traded Vehicles	$5,375,000	$–	$–	$5,375,000
Investment Companies	48,159,280	–	–	48,159,280
Short-Term Investments:
Money Market Funds	4,442,286	–	–	4,442,286
Total Investments in Securities	$57,976,566	$–	$–	$57,976,566

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	267,499	13,270,626	107,216	–	–	(21,582)	31,958	–	269,660	13,356,260